Share Based Payment (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 27, 2021	Sep. 14, 2023	Dec. 31, 2021
Share Based Payment (Details) [Line Items]
VestedPeriod	4 years
Fair value stock option granted per share	$ 2.5	$ 2.5			$ 2.5
Exercised shares (in Shares)			5,000
Ordinary shares (in Shares)	2,393,740	140,135	100,000	187,225
Exercised price per share			$ 20	$ 22.7
Additional warrant shares (in Shares)			5,000
Fair value of warrants (in Dollars)		$ 53
Estimated Fair Value (in Dollars)		$ 104
Minimum [Member]
Share Based Payment (Details) [Line Items]
Exercise price of option	$ 0
Maximum [Member]
Share Based Payment (Details) [Line Items]
Exercise price of option	$ 1.77
Warrants [member]
Share Based Payment (Details) [Line Items]
Vested warrant shares (in Shares)			10,000
Exercised shares (in Shares)			10,000
Exercised price per share			$ 12.5